UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/11


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	    Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          02/09/12

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  261697

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     Com              88579y101     7973    97550 SH       Sole                                      97550
AT&T Inc.                      Com              00206R102      225     7430 SH       Sole                                       7430
ATP Oil & Gas Corp.            Com              00208j108       88    12000 SH       Sole                                      12000
Agnico-Eagle Mines Ltd.        Com              008474108      363    10000 SH       Sole                                      10000
Anadarko Petroleum Corp.       Com              032511107      343     4500 SH       Sole                                       4500
Anthracite Capital Inc.        Com              037023108        0    30770 SH       Sole                                      30770
Apple Computer Inc.            Com              037833100      232      572 SH       Sole                                        572
Arrow Electronics Inc.         Com              042735100    13009   347752 SH       Sole                                     347752
Associated Banc Corp.          Com              045487105     4068   364230 SH       Sole                                     364230
Bank of America                Com              060505104     6675  1200627 SH       Sole                                    1200627
Berkley W R Corp.              Com              084423102     1099    31968 SH       Sole                                      31968
Boeing Co.                     Com              097023105      271     3698 SH       Sole                                       3698
Boston Scientific Corp.        Com              101137107     4630   867130 SH       Sole                                     867130
Cambrex                        Com              132011107     5605   780650 SH       Sole                                     780650
Charles Schwab Corp.           Com              808513105     5650   501750 SH       Sole                                     501750
Cisco Systems                  Com              17275r102    10257   567332 SH       Sole                                     567332
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Colgate-Palmolive Co.          Com              194162103      203     2200 SH       Sole                                       2200
Crosstex Energy Inc.           Com              22765y104      347    27460 SH       Sole                                      27460
Cumulus Media Inc.             Com              231082108       36    10850 SH       Sole                                      10850
Cytec Industries Inc.          Com              232820100     6752   151212 SH       Sole                                     151212
Darden Restaurants Inc.        Com              237194105      210     4600 SH       Sole                                       4600
Eli Lilly & Co.                Com              532457108      254     6100 SH       Sole                                       6100
Emerson Electric Co.           Com              291011104      330     7088 SH       Sole                                       7088
Exxon Mobil Corp.              Com              30231g102     1879    22164 SH       Sole                                      22164
Fastenal Company               Com              311900104      558    12800 SH       Sole                                      12800
Female Health Care Products    Com              314462102       90    20000 SH       Sole                                      20000
Fiserv Inc.                    Com              337738108      355     6051 SH       Sole                                       6051
General Electric Co.           Com              369604103    13984   780776 SH       Sole                                     780776
Hanesbrands Inc.               Com              410345102    10182   465775 SH       Sole                                     465775
IBM                            Com              459200101      800     4353 SH       Sole                                       4353
Intel Corp.                    Com              458140100     9612   396374 SH       Sole                                     396374
Interpublic Group Companies    Com              460690100    15111  1552981 SH       Sole                                    1552981
J P Morgan Chase               Com              46625H100      275     8283 SH       Sole                                       8283
Johnson & Johnson              Com              478160104      950    14489 SH       Sole                                      14489
Johnson Controls Inc.          Com              478366107    13240   423558 SH       Sole                                     423558
Journal Comm. CL'A             Com              481130102      533   121225 SH       Sole                                     121225
Kimberly-Clark Corporation     Com              494368103      291     3961 SH       Sole                                       3961
Kohls Corp.                    Com              500255104    10650   215806 SH       Sole                                     215806
MGIC Investment Corp.          Com              552848103      685   183775 SH       Sole                                     183775
McDonalds Corp.                Com              580135101     1048    10445 SH       Sole                                      10445
Medtronic Inc.                 Com              585055106     9876   258185 SH       Sole                                     258185
Merck & Company                Com              58933y105      207     5491 SH       Sole                                       5491
Microsoft Corp.                Com              594918104      808    31144 SH       Sole                                      31144
Modine Manufacturing Co.       Com              607828100     5079   536850 SH       Sole                                     536850
Molex Inc. Cl'A                Com              608554200    13509   682962 SH       Sole                                     682962
National Financial Partners Co Com              63607p208      185    13680 SH       Sole                                      13680
Options Media Group            Com              684008105        0    20000 SH       Sole                                      20000
Orion Energy System Inc.       Com              686275108      119    40240 SH       Sole                                      40240
Owens-Illinois Inc.            Com              690768403    11654   601345 SH       Sole                                     601345
Patterson UTI Energy           Com              703481101     5056   253050 SH       Sole                                     253050
Pfizer Inc.                    Com              717081103      509    23527 SH       Sole                                      23527
Procter & Gamble Co.           Com              742718109      449     6731 SH       Sole                                       6731
Range Resources Corp.          Com              75281a109     5712    92218 SH       Sole                                      92218
Schlumberger Ltd.              Com              806857108      507     7417 SH       Sole                                       7417
Sealed Air Corp.               Com              81211k100     6611   384161 SH       Sole                                     384161
Smart Balance Inc.             Com              83169y108      118    22000 SH       Sole                                      22000
Sysco Corp.                    Com              871829107     7031   239725 SH       Sole                                     239725
Time Warner Inc.               Com              887317303     8199   226855 SH       Sole                                     226855
US Bancorp                     Com              902973304    15111   558647 SH       Sole                                     558647
Union Pacific Corp.            Com              907818108     1059    10000 SH       Sole                                      10000
United Parcel Service Cl'B     Com              911312106     8537   116645 SH       Sole                                     116645
Wells Fargo & Co.              Com              949746101    12475   452637 SH       Sole                                     452637